Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Miller Opportunity Trust | Class A
Prospectus:
Trading Symbol	LGOAX
Miller Opportunity Trust | Class C
Prospectus:
Trading Symbol	LMOPX
Miller Opportunity Trust | Class FI
Prospectus:
Trading Symbol	LMOFX
Miller Opportunity Trust | Class R
Prospectus:
Trading Symbol	LMORX
Miller Opportunity Trust | Class I
Prospectus:
Trading Symbol	LMNOX